GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY OF NEW YORK
489 Fifth Avenue, 28th Floor
New York, New York 10017

April 26, 2016

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:     COLI VUL-2 Series Account
            Great-West Life & Annuity Insurance Company of New York
Certificate Pursuant to Rule 497(j) under the Securities Act of 1933
File Nos. 333-144503; 811-22091

Ladies and Gentlemen:

In lieu of filing the form of the prospectus for COLI VUL-2 Series Account (the “Account”) pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Account hereby certifies:

1.
the form of the prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in Post Effective Amendment No. 15 to the Account’s registration statement on Form N-6, the most recent amendment to the Account’s registration statement; and

2.
the text of Post Effective Amendment No. 15 to the Account’s registration statement on Form N-6, the most recent amendment to the Account’s registration statement, has been filed with the Securities and Exchange Commission electronically via EDGAR transmission, on April 21, 2016.

If you should require any additional information regarding the foregoing, please do not hesitate to contact me at (303) 737-1131.

COLI VUL-2 Series Account
(Registrant)

By: /s/ Adam J. Kavan

Adam J. Kavan
Counsel